12. Trade receivables (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 7,587,906	$ 8,385,237
Not due
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	10,377	230,953
Past due
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	1,149,406	897,752
Up to 3 months
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 6,428,123	$ 7,256,532